Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation
(b)
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary. All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: govern the financial and operating policies; appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Company evaluates each of its investments to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Although PRC laws and regulations do not prohibit foreign-invested enterprises from obtaining such license, in practice, the supervisory authority, at its discretion, generally does not issue such license to a foreign-invested third-party mutual fund sales company. Therefore, the Company decided to conduct such business in China through Shanghai Jupai and its subsidiaries which are PRC domestic companies. Since the Company does not have any equity interests in Shanghai Jupai, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Shanghai Juxiang, entered into a series of contractual arrangements, or Control Documents with Shanghai Jupai and its shareholders (“Jupai VIE”), pursuant to which the Company is entitled to receive effectively all economic benefits generated from Shanghai Jupai shareholders’ equity interests in it.

Since the Company acquired Scepter in July 2015, Scepter, its subsidiaries, Shanghai E-Cheng and Shanghai E-Cheng’s subsidiaries were included in the consolidated financial statements. Scepter is engaged in asset management service business. Foreign-invested enterprises incorporated in the PRC are not expressively prohibited from providing asset management services in PRC. However, according to local business practice, as a general partner of a fund, Scepter must invest as a limited partner before the fund is established. Some investments of the fund managed by the Scepter are in the foreign-invested enterprise prohibited, or not encouraged industries, which requires all investors not to be foreign-invested enterprises. Therefore Scepter provides asset management services through its VIE entities. To provide Scepter effective control over and the ability to receive substantially all of the economic benefits of its VIE and its subsidiaries, Scepter’s wholly owned subsidiary Shanghai Baoyi, entered into a series of contractual arrangements with Shanghai E-Cheng, the “VIE” and its respective shareholders, respectively. (Hereafter, the VIE structure under Scepter is called “Scepter VIE”.).

On August 24, 2021, Shanghai Yedu acquired the whole equity interest of Shanghai Yidexin Equity Investment Management Co., Ltd. from Shanghai E-Cheng, and to exercise effective control over Yidexin Equity Investment Management Co., Ltd. (“Yedu VIE”), Shanghai Baoyi entered into a series of contractual arrangements with Shanghai Yedu and the shareholders of Shanghai Yedu.

The agreements of Jupai VIE, Scepter VIE and Yedu VIE that provide the Company effective control over the VIE include:

(i)
Voting Rights Proxy Agreement
(1)
Jupai VIE: Each shareholder of Shanghai Jupai has executed a power of attorney to grant Shanghai Juxiang the power of attorney to act on his or her behalf on all matters pertaining to Shanghai Jupai and to exercise all of his or her rights as a shareholder of the Shanghai Jupai, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Shanghai Juxiang terminates the agreement by giving a 30-day prior written notice or gives its consent to the termination by Shanghai Jupai.
(2)
Scepter VIE: Each of the shareholders of Shanghai E-Cheng irrevocably granted any person designated by Shanghai Baoyi the power to exercise all voting rights to which he will be entitled to as shareholder of Shanghai E-Cheng at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if Shanghai Baoyi gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

(3)
Yedu VIE: Each shareholder of Shanghai Yedu irrevocably appointed a nominee authorized by Shanghai Baoyi as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of their respective equity interests in Shanghai Yedu, including but not limited to the power to vote on its behalf on all matters of Shanghai Yedu requiring shareholder approval in accordance with the articles of association of Shanghai Yedu. The initial term of the proxy agreement is 20 years and it may be automatically extended with a 30-day prior written notice given by Shanghai Baoyi on a yearly basis.
(ii)
Call Option Agreement
(1)
Jupai VIE: The shareholders of Shanghai Jupai granted Shanghai Juxiang or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests or assets in Shanghai Jupai when and to the extent permitted by PRC law. Shanghai Juxiang or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Shanghai Juxiang’s written consent, the shareholders of Shanghai Jupai shall not transfer, donate, pledge, or otherwise dispose any equity interests of Shanghai Jupai in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement can be early terminated by Shanghai Juxiang, but not by Shanghai Jupai or its shareholders.
(2)
Scepter VIE: Each of shareholders of Shanghai E-Cheng has entered into an Exclusive Call Option Agreement with Baoyi. Pursuant to these agreements, each of the shareholders of Shanghai E-Cheng has granted an irrevocable and unconditional option to Shanghai Baoyi or its designees to acquire all or part of such shareholder’s equity interests in Shanghai E-Cheng at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Shanghai E-Cheng will be equal to the registered capital of Shanghai E-Cheng, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, Shanghai E-Cheng irrevocably and unconditionally granted Baoyi an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of Shanghai E-Cheng. The exercise price for purchasing the assets of Shanghai E-Cheng will be equal to its respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by Shanghai Baoyi or its designees.
(3)
Yedu VIE: Each of the shareholders of Shanghai Yedu irrevocably and unconditionally granted to Shanghai Baoyi or its designee an option to purchase at any time, to the extent permitted under PRC law, all or a portion of their respective equity interests in Shanghai Yedu. Also, Shanghai Baoyi or its designee has the right to acquire any and all of the assets of Shanghai Yedu. The acquisition price for the shares or assets will be the corresponding capital contribution in Shanghai Yedu’s registered capital or the corresponding assets’ net booking value, or, if the minimum amount of consideration permitted under the PRC law is higher than the capital contribution or the net booking value, will be such minimum amount at the time of the exercise of the option. Without Shanghai Baoyi’s prior written consent, Shanghai Yedu’s shareholders cannot transfer their equity interests in Shanghai Yedu, and Shanghai Yedu cannot transfer its assets. The agreement will not be terminated until after all of the equity interest and assets of Shanghai Yedu have been transferred to Shanghai Baoyi or its designee.

The agreements that transfer economic benefits to the Company include:

(i)
Consulting Services Agreement, Operating Agreement, Exclusive Support Agreement and Exclusive Business Operation Agreement
(1)
Jupai VIE: Shanghai Jupai engages Shanghai Juxiang as its exclusive technical and operational consultant and under which Shanghai Juxiang agrees to assist in arranging the financial support necessary to conduct Shanghai Jupai’s operational activities. Shanghai Jupai shall not seek or accept similar services from other providers without the prior written approval of Shanghai Juxiang. The agreements will be effective as long as Shanghai Jupai exists. Shanghai Juxiang may terminate this agreement at any time by giving a prior written notice to Shanghai Jupai.
(2)
Scepter VIE: Pursuant to an Exclusive Support Agreement between Shanghai Baoyi and Shanghai E-Cheng, Shanghai Baoyi provides Shanghai E-Cheng with a series of consultancy services on an exclusive basis and is entitled to receive related fees. The term of this Exclusive Support Agreement will expire upon dissolution of Shanghai E-Cheng. Unless expressly provided by this agreement, without prior written consent of Shanghai Baoyi, Shanghai E-Cheng may not engage any third party to provide the services offered by Shanghai Baoyi under this agreement.
(3)
Yedu VIE: Shanghai Baoyi provides Shanghai Yedu with a series of technology and business support and relevant consulting services on an exclusive basis. Shanghai Baoyi is entitled to receive service fees which shall be approximately equal to Shanghai Yedu’s net revenue. The term of the exclusive business operation agreement is 20 years and it may be extended with Shanghai Baoyi’s written confirmation. Shanghai Baoyi is entitled to terminate the agreement early at any time by sending a written notice 30 days in advance, for any reason whereas Shanghai Yedu cannot early terminate the agreement.
(ii)
Equity Interest Pledge Agreement
(1)
Jupai VIE: The shareholders of Shanghai Jupai pledged all of their equity interests in Shanghai Jupai to Shanghai Juxiang as collateral to secure their obligations under the above agreement. If the shareholders of Shanghai Jupai or Shanghai Jupai breach their respective contractual obligations, Shanghai Juxiang, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of Shanghai Jupai shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in Shanghai Jupai without prior written consent of Shanghai Juxiang. This pledge will remain effective until all the guaranteed obligations are performed. Mr. Ni’s equity interest in Shanghai Jupai in favor of Shanghai Juxiang is still under the process of registration with the local branch of regulatory authorities in Shanghai and has not been completed yet.
(2)
Scepter VIE: Each of the shareholders of Shanghai E-Cheng has also entered into an equity pledge agreement with Shanghai Baoyi. Pursuant to which these shareholders pledged their respective equity interest in Shanghai E-Cheng to guarantee the performance of the obligations of Shanghai E-Cheng. If Shanghai E-Cheng or its shareholders breach any of their respective obligations under any of these agreements, Shanghai Baoyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of Shanghai E-Cheng cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Shanghai E-Cheng without prior written consent of Shanghai Baoyi. The equity pledge right enjoyed by Shanghai Baoyi will expire when shareholders of Shanghai E-Cheng have fully performed their respective obligations under the above agreements. The shareholders of Shanghai E-Cheng are in the process of applying with the local branch of SAIC in Shanghai for registration of their equity interest pledge.
(3)
Yedu VIE: The shareholders of Shanghai Yedu pledged all of their equity interests in Shanghai Yedu to Shanghai Baoyi to guarantee the performance of the obligations of Shanghai Yedu. If Shanghai Yedu or its shareholders breach any of their respective obligations under any of these agreements, Shanghai Baoyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Upon the due registration, this pledge will remain effective until all the contractual obligations are performed and the guaranteed loan has been paid off.
(iii)
Loan Agreement for Scepter VIE. Under the Loan Agreement among the shareholders of Shanghai E-Cheng and Shanghai Baoyi, Shanghai Baoyi granted an interest-free loan to the shareholders of Shanghai E-Cheng, solely for their purchase of the equity interests of Shanghai E-Cheng. The loan is interest free and the term of the loan is (i) the expiration of 20 years from the date of the loan agreement, (ii) the expiration of Shanghai Baoyi’s operation term or (iii) the expiration of Shanghai E-Cheng’s operation term whichever is the earliest.

Under the above agreements, the shareholders of Shanghai Jupai/Shanghai E-Cheng/Shanghai Yedu irrevocably granted Shanghai Juxiang/Shanghai Baoyi the power to exercise all voting rights to which they were entitled. In addition, Shanghai Juxiang/Shanghai Baoyi have the option to acquire all of the equity interests in Shanghai Jupai/Shanghai E-Cheng/Shanghai Yedu, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Shanghai Juxiang/Shanghai Baoyi is entitled to receive service fees for certain services to be provided to Shanghai Jupai/Shanghai E-Cheng/Shanghai Yedu.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Company effective control over the VIEs and their subsidiaries, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu under the relevant agreements. Because the Company, through Shanghai Juxiang and Shanghai Baoyi, has (i) the power to direct the activities of Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu that most significantly affect the entities’ economic performance and (ii) the right to receive substantially all of the benefits from Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu, the Company is deemed the primary beneficiary of Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu. Accordingly, the Company has consolidated the Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu’s financial results of operations, assets and liabilities, and cash flows in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Equity Interest Pledge Agreements have been registered by the shareholders of Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu with the relevant office of the administration of industry and commerce, however, the VIEs or the Group may fail to meet other requirements. Even if the contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

As of December 31, 2022, the Group had variable interests in various investment funds and contractual funds that are VIEs but determined that it was not the primary beneficiary and, therefore, was not consolidating the VIEs. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investment in affiliates and long-term investment in the consolidated balance sheet. The Company’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests was RMB74,445,037 and nil as of December 31, 2021 and 2022, respectively.

The following amounts and balances of Shanghai Jupai and Shanghai E-Cheng and Shanghai Yedu and their subsidiaries were included in the Company’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Cash and cash equivalents	117,485,051	875,322	126,910
Restricted cash	8,769,250	—	—
Short-term Investments	166,465	—	—
Accounts receivable, net	135,521	—	—
Other receivables, net	44,153,861	239,884	34,780
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB2,452,852 as of December 31, 2021 and 2022, respectively	3,320,264	68,183,377	9,885,660
Other current assets	16,074,235	693,670	100,573
Investment in affiliates	79,658,135	—	—
Property and equipment, net	334,344	—	—
Intangible assets, net	19,540,802	—	—
Other non-current assets	1,812,439	—	—
Right-of-use assets	476,235	—	—
Deferred tax assets	4,608,063	—	—
Total assets	296,534,665	69,992,253	10,147,923
Accrued payroll and welfare expenses	29,283,711	4,331,827	628,056
Income tax payable	51,926,637	651,587	94,471
Amounts due to related parties-current	11,131,830	115,748,800	16,781,998
Deferred revenue — current from related parties	5,068,643	1,954,481	283,373
Deferred revenue — current	625,118	—	—
Contingent liabilities	282,450,000	—	—
Other current liabilities	7,184,238	(271,617)	(39,381)
Deferred revenue — non-current from related parties	278,301	—	—
Total liabilities	387,948,478	122,415,078	17,748,518

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net revenues	237,380,958	211,170,667	37,880,143	5,492,104
Third party	189,452,640	121,437,225	23,344,191	3,384,590
Related party	47,928,318	89,733,442	14,535,952	2,107,515
Operating cost and expenses	(200,598,616)	(245,086,293)	(45,452,147)	(6,589,942)
Net loss	(2,034,547)	(318,719,762)	(61,667,033)	(8,940,879)
Net income (loss) attributable to ordinary shareholders	3,598,575	(292,177,990)	(57,615,283)	(8,353,431)
Cash flows used in operating activities:	(141,962,448)	(94,348,770)	(34,058,526)	(4,938,022)
Cash flows provided by (used in) investing activities:	455,829	4,117,700	(91,320,453)	(13,240,221)

The VIEs contributed an aggregate of 61%, 59% and 37% of the consolidated net revenues for the years ended December 31, 2020, 2021 and 2022, respectively and an aggregate of (11)%, 109% and (289)% of the consolidated net income (loss) attributable to ordinary shareholders for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the VIEs accounted for an aggregate of 22% and 7%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 13 for disclosure of restricted net assets.

Use of Estimates
(c)
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include assumptions used to determine the allowance for doubtful accounts, valuation allowance for deferred tax assets, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, estimates involved in revenue recognition, assumptions used to measure impairment of long-lived assets, assumptions used to measure impairment of equity investments and assumption used to determine the useful life of intangible assets acquired.

Concentration of Credit Risk
(d)
Concentration of Credit Risk

The Company is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, restricted cash, accounts receivable, other receivables, amounts due from related party and investments. All of the Group’s cash and cash equivalents, restricted cash and a majority of investments are held with financial institutions that Group management believes to be of high credit quality.

Substantively all revenues were generated within China.

There were no product providers or underlying corporate borrowers which accounted for 10% or more of total revenues for the years ended December 31, 2020, 2021, and 2022.

Investments in Affiliates
(e)
Investments in Affiliates

Affiliated companies are entities over which the Group does not control. The Group accounts for common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Under the equity method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its carrying amount of the investment in the affiliated company, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the affiliated company or is otherwise committed to provide further financial support for the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary, which is recorded in loss from equity in affiliates. The Group recorded impairment loss of RMB1.3 million, RMB2.6 million, and RMB28.7 million for the years ended December 31, 2020, 2021, and 2022.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager, and the Group’s ownership interest in these funds as limited partner is generally much lower than 5%. These funds are not consolidated by the Group based on the facts that the Group does not have control over the funds given substantive kick-out rights held by unrelated limited partners that allow them to remove the general partner without cause, and/or substantive participating rights that allow them to participate in certain financial and operating decisions of the limited partnership in the ordinary course of business. The equity method of accounting is accordingly used for investments by the Group in these funds. If an investee fund meets the definition of an Investment Company, it’s required to be reported at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ net income. For real estate projects, the group recorded its pick-up one quarter in arrears to enable it to have more time to collect and analyze the investments’ operating results. For other investee funds, the group recorded its pick-up based on current period net income.

Fair Value of Financial Instruments
(f)
Fair Value of Financial Instruments

The Group records its certain financial assets at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are inputs generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model based techniques that include option pricing models, discounted cash flow models, and similar techniques. Certain assets of the Group were measured at fair value on a non-recurring basis subsequent to initial recognition. These assets include investment in equity securities without readily determinable fair value and investment in affiliates in 2022. See Note 5 and Note 6, respectively.

Cash and Cash Equivalents
(g)
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash
(h)
Restricted Cash

The Group’s restricted cash represents cash restricted by court related to a lawsuit in which the group is a defendant. The restriction will be subsequently removed when the case is closed.

Accounts receivable, net	(i) Accounts receivable, net

Accounts receivable mainly represent amounts due from product providers or underlying corporate borrowers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the product providers or underlying corporate borrowers’ payment history, creditworthiness, financial conditions of the product providers or underlying corporate borrowers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted. The Group recorded allowance for doubtful accounts of nil, nil, and nil for the years ended December 31, 2020, 2021, and 2022.

Other receivables, net
(j)
Other receivables, net

Other receivables mainly represent loan receivables and deposits for lessor and other suppliers. The Company records other receivables at net realizable value consisting of the carrying amount less an allowance for uncollectable accounts as needed. The allowance for uncollectable accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing other receivables. The Company determines the allowance based on age of the amounts due, the financial condition of the borrowers, and economic conditions. The Company recorded allowance for doubtful accounts of nil, RMB9.4 million and RMB0.003 million for the years ended December 31, 2020, 2021, and 2022. The Company has not accrued any interest income on loan receivable as the amount is indeterminable, it will be recognized when cash received.

Investments
(k)
Investments

Debt Securities

The Group invests in debt securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include trust products, asset management plans and real estate funds that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their remaining contractual maturity date is less than one year.

The Group reviews, at individual security level, its held-to-maturity investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the amortized cost basis of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

Equity Securities

The Group’s investment in equity securities comprise of investment in privately-held companies and limited partnership in private equity fund.

Prior to fiscal 2018, these investments in equity securities without readily determinable fair values were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

Effective January 1, 2018, upon adoption of ASU 2016-01, the Group has elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes (i.e., prices in orderly transactions for the identical or similar investment of the same issuer). Any adjustment to the carrying amount is recorded in net income.

The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in investment loss.

Noncontrolling interests
(l)
Noncontrolling interests

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

Property and Equipment, net
(m)
Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3-5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income or loss from operations.

Leases
(n)
Leases

The Group determines if an arrangement is a lease at inception of the arrangement. The Group primarily enters into operating leases, as the lessee, for office space. Operating leases are included in Right-of-use (“ROU”) Assets, Other current liabilities (current portion of liabilities) and Operating lease liabilities (non-current liabilities) on the Consolidated balance sheet. ROU Assets and lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The Group determines the present value of the lease payments using an incremental borrowing rate based on information available at the inception date. Leases may include options to extend or terminate the lease which are included in the ROU Assets and liabilities when they are reasonably certain of exercise.

Certain leases include lease and nonlease components, which are accounted for as one single lease component. Occupancy lease agreements, in addition to contractual rent payments, generally include additional payments for certain costs incurred by the landlord, such as building expenses and utilities. To the extent these are fixed or determinable, they are included as part of the minimum lease payments used to measure the lease liabilities.

Operating lease expense associated with minimum lease payments is recognized on a straight-line basis over the lease term. When additional payments are based on usage or vary based on other factors, they are expensed when incurred as variable lease expense. Minimum lease payments for leases with an initial term of twelve months or less are not recorded on the Consolidated balance sheet. The Group recognizes lease expense for these leases on a straight-line basis over the lease term.

The Group recorded ROU assets of RMB152.3 million and lease liabilities RMB144.3 million, with no cumulative effect adjustment to retained earnings of January 1, 2019. There was no material impact on the Consolidated Statements of Operations on the Consolidated Statements of Cash Flows. Additional disclosures relating to leases are discussed in Note 9 “Leases”.

Treasury stocks
(o)
Treasury stocks

The Company repurchased its own stocks directly from the open market at prevailing market prices, therefore an access of stated value over the cost of treasury stocks is credited to additional paid-in capital. The Company has no plan to resell the repurchased shares.

Revenue Recognition
(p)
Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers for whom the Group distributes wealth management products, and recurring management fee and carried interest paid by funds the Group manages. There is no material impact of the adoption of ASC 606 on January 1, 2018 using the modified retrospective method to its consolidated financial statements.

Under the guidance of ASC 606, the Group is required to: (i) identify the contracts with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contracts and (v) recognize revenue when the entity satisfies a performance obligation. Revenues are recorded, net of sales related taxes and surcharges.

The Group sometimes engages third party agents in promoting financial products and pays a channel fee accordingly, in which the group recognizes revenue on a net basis by deducting the channel fee it pays to the third party agents.

Disaggregation of revenue

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the CEO and Chairman of the Board, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added wealth management and asset management services.

Substantively all of the Group’s revenues are derived from China. The Group’s long-lived assets are located substantially in the PRC.

The following table shows revenue from contracts with customers disaggregated by service lines for the years ended December 31, 2020, 2021 and 2022:

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
One-time commissions	162,835,813	142,299,783	27,878,590	4,042,016
Related party	58,396,476	13,477,880	2,127,736	308,493
Third party	104,439,337	128,821,903	25,750,854	3,733,523
Recurring management fee	98,405,095	102,896,582	32,433,896	4,702,473
Related party	98,405,095	102,896,582	32,433,896	4,702,473
Recurring service fees	128,568,271	115,376,632	42,887,064	6,218,039
Related party	20,223,856	10,025,528	391,248	56,726
Third party	108,344,415	105,351,104	42,495,816	6,161,313
Total revenues	389,809,179	360,572,997	103,199,550	14,962,528

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. After the contract is established, there are no significant judgments made when determining the one-time commission price.

Recurring Service Fees

Recurring service fee arises from on-going services provided to product providers after the distribution of wealth management product including investment relationship maintenance and coordination and product reports distribution. It is calculated as a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product. As the Group provides these services throughout the contract term, revenue is recognized over the contract term, assuming all other revenue recognition criteria have been met. For certain products, recurring service fees may also include a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold. Such performance-based fees earned based on the performance of the Group are a form of variable consideration in its contracts with customers to provide investment management services. Revenue is recognized when performance-based measures are met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring Management Fees

Recurring management fee arises from the fund management services provided to funds the Group manages, including management fee and carried interest. Management fees are computed as a percentage of the capital contribution in a fund and are recognized as earned over the specified contract period. Carried interest represents preferential allocations of profits that are a component of the Group’s general partnership interests and fund managing interests in the limited partnership and contractual funds and is a form of variable consideration and recognized as revenue typically at the end of fund’s contract term when the uncertainty associated with the variability is resolved. Management fee received in advance of the specified contract period and in the limited circumstances carried interest received before the end of the fund’s contract term are recorded as deferred revenue.

Transaction Price Allocation among Performance Obligations

The Group enters into contracts with product providers or underlying corporate borrowers to provide both wealth management marketing and recurring services or other services. The Group also provides wealth management marketing, recurring services and other services to funds that it serves as general partner/co-general partner or fund manager.

Each of the wealth management marketing service, recurring service, and other service represent a separate performance obligation. The Group allocate the total consideration among various performance obligations at inception of contracts based on their relative stand-alone selling price (“SSP”). The Group has observable SSP for its wealth management marketing services and other services for certain products as it provides such services separately to other similar customers. The Group has not sold its recurring services separately. The Group adopts either the adjusted market assessment approach or the residual approach when the SSP is not directly observable and is either highly variable or uncertain. Revenue for the respective performance obligation is recognized in the same manner as described above.

Contract Balances

The Group enters into contracts with customers, of which obligations are performed over a period. The Group records contract liabilities in deferred revenue when payments are received in advance of the performance obligations being satisfied. Certain contracts require that a portion of the payment be deferred until the end of the wealth management product’s life or other specified contingencies.

As of December 31, 2021 and 2022, total amount of deferred revenue are RMB15,851,141 and RMB4,892,374 respectively, of which RMB14,393,594 and RMB3,713,129 estimated to be recognized within one year, RMB1,457,547 and RMB1,179,245 over one year to two years.

Practical Expedience

The Group has used the following practical expedients as allowed under ASC 606:

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Cost of Revenues” in the consolidated statements of operations.

The Group has also applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

Sales Related Tax and Related Surcharges
(q)
Sales Related Tax and Related Surcharges

The Group is subject to value-added tax (“VAT”), education surtax, and urban maintenance and construction tax, on the services provided in the PRC. The applicable VAT rate for the Group is 1% to 6%.

Cost of Revenues
(r)
Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and business development team, and expenses incurred in connection with product-specific client meetings and other events.

Selling Expenses
(s)
Selling Expenses

Selling expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, brand promotion costs, and agency fees. Brand promotion costs are expensed as incurred.

Brand promotion costs in connection with the provision of marketing and promotion services consisted of fees the Group paid to third party venders for brand promotion on various online and offline channels. Such costs were included as selling expenses in the consolidated statements of operations and totaled RMB3,047,380, RMB1,889,482 and RMB497,874 for the years ended December 31, 2020, 2021 and 2022, respectively.

Intangible assets, net
(t)
Intangible assets, net

Acquired intangible assets mainly consist of customer contracts, internal-used software and licenses from business combinations and are recorded at fair value on the acquisition date. Customer contracts, internal-used software and certain licenses are amortized using a straight-line method. Most of the licenses are determined to be indefinitely-lived, and not subject to amortization.

Estimated Useful Lives in Years
Customer contracts	3.5 years
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life

Impairment of long-lived assets
(u)
Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.

The Group evaluates intangible assets that are not subject to amortization for impairment annually and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment tests for indefinite-lived intangible assets and compares the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the intangible asset as its new accounting basis.

Income Taxes
(v)
Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. According to ASU 2015-17, the Group recognized deferred tax assets and liabilities as non-current assets and liabilities.

Share-Based Compensation
(w)
Share-Based Compensation

The Group recognizes share-based compensation based on the grant date fair value of equity awards, with compensation expense recognized over the vesting period. Share-based compensation expense is classified in the consolidated statements of operations based upon the job function of the grantee. The Group accounts for a cancellation or settlement of an equity settled share-based payment award as an acceleration of vesting, and recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period. The Group also estimates expected forfeitures and recognizes compensation cost only for those share-based awards expected to vest. Actual forfeitures may differ from those estimated by the Group which would affect the amount of share-based compensation to be recognized.

Government Grants
(x)
Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for registering and operating business in certain local districts and are typically granted based on the amount of value-added tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies.

Cash subsidies are included in government subsidies and recognized when received and when all the conditions for their receipt have been satisfied.

Loss on Litigation
(y)
Loss on Litigation

On an ongoing basis, the Group assesses the potential liabilities related to any lawsuits or claims brought against it. While it is typically very difficult to determine the timing and ultimate outcome of these actions, the Group uses best estimate to determine if it is probable that the Group will incur an expense related to the settlement or final adjudication of these matters and whether a reasonable estimation of the probable loss, if any, can be made. The Group accrue a liability when a loss is probable and the amount of loss can be reasonably estimated. Due to the inherent uncertainties related to the eventual outcome of litigation and potential recovery, it is possible that disputed matters may be resolved for amounts materially different from any provisions or disclosures that the Group has previously made.

Net Income (Loss) per Share
(z)
Net Income (Loss) per Share

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income or loss per share is computed by giving effect to all potential dilutive shares, including stock options and unvested restricted shares. To calculate the number of shares for diluted income per share, the effect of the stock options and restricted share units is computed using the treasury stock method.

Foreign Currency Translation
(aa)
Foreign Currency Translation

The functional currency of the Company, Jupai Investment International Limited, Scepter Holdings Limited, and Scepter Pacific Limited is the United States dollar (“U.S. dollar”). The functional currency of Jupai Hong Kong, Jucheng Insurance Broker Limited and Non-Linear Investment Management Ltd., is the Hong Kong Dollar (“HKD”). The subsidiaries in the PRC and the VIEs determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Amounts in USD are solely for the convenience of the readers and were calculated at the rate of USD1.00 for RMB6.8972 on December 31, 2022, representing the certificated exchange rate published by the Federal Reserve Board. This presentation is not intended to be an indication of the actual USD amount for the underlying transactions, assets or liabilities.

Comprehensive Income

(ab) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, foreign currency translation adjustments, net of tax effect.

Recently issued accounting pronouncements

(ac) Recently issued accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application of the pending content that links to this paragraph is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

Deconsolidation of subsidiary

(ad) Deconsolidation of subsidiary

In accordance with ASC 810-40, deconsolidation of a subsidiary occurs when: (a) some or all of the ownership interests of the subsidiary are sold resulting in the loss of a controlling financial interest; (b) a contractual agreement granting control of the subsidiary expires; (c) the subsidiary issues its shares to outsiders reducing the parent’s ownership interest resulting in the loss of a controlling financial interest; or (d) the subsidiary becomes subject to the control of a government, court, administrator or regulator.

The parent should recognize a gain or loss measured as the difference between: (a) the aggregate of: (i) the fair value of any consideration received, (ii) the fair value of any retained non-controlling interest, and (iii) the carrying amount of any non-controlling interest at the date the subsidiary is deconsolidated; and (b) the carrying amount of the subsidiary’s assets and liabilities.

A subsidiary should be deconsolidated from the date a controlling financial interest is lost and should also consider the equity components included in the non-controlling interest and the amounts previously recognized in accumulated other comprehensive income (loss), i.e., the foreign currency translation adjustment.